SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in non-cash working capital:
Accounts receivable	$ 5,468	$ (6,393)
Prepaid expenses and other	(82)	(170)
Trade and other payables	141	(297)
Deferred revenue	(3,333)	3,333
Changes in non-cash working capital	2,194	(3,527)
Significant non-cash transactions:
Equity issued for royalty acquisitions (Note 4)	2,740	60,000
Conversion of debenture (Note 4)	3,410
Settlement of receivables in equity investments		1,519
Cash and cash equivalents at the end of the year:
Cash at bank	$ 17,059	$ 7,760